Document and Entity Information	6 Months Ended
Jun. 24, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Tumi Holdings, Inc.
Entity Central Index Key	0001535031
Document Type	S-1
Document Period End Date	Jun. 24, 2012
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer